Transactions and balances with related parties	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Transactions and balances with related parties
31 Transactions and balances with related parties
Terms and conditions of transactions with related parties
The following is a description of related party transactions the Group has entered into since January 1, 2020, with members of our supervisory or management board, executive officers or holders of more than 10% of any class of our voting securities.
Transactions with MTN
Our shareholder Mobile Telephone Networks Holdings (Pty) Ltd sold a significant number of shares in Jumia, during the third quarter of 2020, and no longer qualifies as a related party, as of December 31, 2020, December 31, 2021 and December 31, 2022.
The Group engages in several initiatives with affiliates of MTN. For example, consumers may pay for transactions on Jumia’s platform with MTN’s mobile money. The Group has also set up dedicated MTN branded online stores on our platform. For the year ended December 31, 2020, the expenses incurred with MTN amounted to USD 251 thousand.
In 2020, the Group also entered into an agreement in which MTN prepaid for corporate and gift purchases in Jumia’s platform through vouchers, which amounted for the year ended December 31, 2020 to USD 1,097 thousand, which have all been converted into revenue during the period.
Transactions with Key management
Key management includes the senior executives. The compensation paid or payable to key management for employee services is shown below:

	For the year ended December 31,
In thousands of USD	2020	2021	2022
Short-term employee benefits	3,634	4,236	3,889
Other benefits	53	81	107
Share-based compensation	15,445	9,299	5,155
Total	19,132	13,616	9,151
Additional Compensation to the Former Members of the Management Board
In 2022, the former Management Board were also entitled to receive an additional compensation in the amount of USD 1.7 million, following their resignations.
See Note 17 for additional information regarding the share-based compensation plans.